Related Party Transactions - Additional Information (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 01, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 03, 2023	Mar. 21, 2023	Mar. 29, 2022	Dec. 30, 2020
Related Party Transactions
Maximum borrowing capacity of related party promissory note		$ 300,000		$ 300,000
Borrowings outstanding		2,234,300		1,500,000
Working capital loan - related party		2,234,300		1,500,000
Borrowings recorded at fair value		2,234,300		1,500,000
Outstanding promissory note						$ 734,300
Working capital loans warrant
Related Party Transactions
Outstanding balance of related party note				1,500,000	$ 0
Maximum Loans Convertible into Warrants				$ 1,500,000
Price per warrant				$ 1.00
Repayment of promissory note - related party				$ 0
Promissory Note - Related Party
Related Party Transactions
Maximum borrowing capacity of related party promissory note									$ 300,000
Outstanding balance of related party note		0		0	0
Administrative Service Fee
Related Party Transactions
Expenses per month	$ 40,521
Fees and expenses incurred		121,563	$ 121,563
Administrative service fee, accrued		121,563		0
Administrative Support Agreement
Related Party Transactions
Expenses per month	$ 40,521
Fees and expenses incurred				486,252	405,210
Diligence Services
Related Party Transactions
Fees and expenses incurred		146,577	$ 237,469	623,698	751,916
Amount accrued for service		$ 1,105,006		958,429	334,731
Payments for service				0	417,185
2022 Working Capital Loan
Related Party Transactions
Maximum borrowing capacity of related party promissory note								$ 1,500,000
Proceeds held in the Trust Account that would be used to repay loan				0
Borrowings outstanding				1,500,000	0
Working capital loan - related party				1,500,000	$ 0
Borrowings recorded at fair value				$ 1,500,000
2022 Working Capital Loan | Working capital loans warrant
Related Party Transactions
Price per warrant								$ 1.00
Sponsor | Unsecured promissory note
Related Party Transactions
Working capital loan							$ 1,190,000